MERGER AND SELF-MANAGEMENT TRANSACTION - Class M OP Units Conversion (FY) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 USD ($) $ / shares
Initial Conversion Ratio
Conversion of Stock [Line Items]
Conversion ratio	0.6000
Fiscal Year 2021
Conversion of Stock [Line Items]
Early Conversion Rate	0.50
AUM conversion threshold | $		$ 860
AFFO conversion threshold (in usd per share) | $ / shares		$ 1.77
Conversion ratio	0.5217
Fiscal Year 2022
Conversion of Stock [Line Items]
Early Conversion Rate	0.60
AUM conversion threshold | $		$ 1,175
AFFO conversion threshold (in usd per share) | $ / shares		$ 1.95
Conversion ratio	0.4000
Fiscal Year 2023
Conversion of Stock [Line Items]
Early Conversion Rate	0.70
AUM conversion threshold | $		$ 1,551
AFFO conversion threshold (in usd per share) | $ / shares		$ 2.10
Conversion ratio	0.3333